Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income, net
Gain (loss) on disposal of property, plant and equipment and assets classified as held-for-sale	$ 30,838	$ 17,513	$ (1,846)
Impairment loss recognized on tangible and intangible assets (Note 11)	(9,218)		(7,529)
Government funding (Note 34)	32,198	27,444	9,542
Others	3,465		10
Other operating income, net	$ 57,283	44,957	$ 177
Gain related to sale and lease back transactions		$ 6,900